Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Total cash and cash equivalents	¥ 1,240,749	$ 191,539	¥ 1,069,054	$ 165,034	¥ 1,105,478	¥ 2,084,865
Total restricted cash	346,926	$ 53,556	1,332,404
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in RMB [Member]
Total cash and cash equivalents	296,853		667,813
Total restricted cash	218,669		1,298,234
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in US [Member]
Total cash and cash equivalents	480,052		11,896
Total restricted cash	21,768		22,902
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in EURO [Member]
Total cash and cash equivalents	5,350		91,808
Total restricted cash	8,872		9,509
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in JPY [Member]
Total cash and cash equivalents	0		59
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in GBP [Member]
Total cash and cash equivalents	5		2,220
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member]
Total cash and cash equivalents	1,240,749		1,069,054
Total restricted cash	346,926		1,332,404
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in RMB [Member]
Total cash and cash equivalents	0		22
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in US [Member]
Total cash and cash equivalents	200,671		91,635
Total restricted cash	96,054		0
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in EURO [Member]
Total cash and cash equivalents	76,295		45,558
Total restricted cash	1,455		1,625
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in JPY [Member]
Total cash and cash equivalents	156,147		141,773
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in GBP [Member]
Total cash and cash equivalents	8,151		129
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in other currencies [Member]
Total cash and cash equivalents	17,225		16,141
Total restricted cash	¥ 108		¥ 134